Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions (Details)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jul. 26, 2022 $ / shares	May 16, 2022 $ / shares
Measurement Input, Share Price [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Stock price		$ 18.40		$ 52.40
Measurement Input, Share Price [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Stock price		$ 18.40	$ 32.80
Measurement Input, Expected Term [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Expiration term (in years)		4 years 10 months 17 days		5 years 6 months
Measurement Input, Expected Term [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Expiration term (in years)		3 years 11 months 1 day	4 years 4 months 2 days
Measurement Input, Option Volatility [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		70		65.0
Measurement Input, Option Volatility [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		75	70.0
Measurement Input, Risk Free Interest Rate [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		3.96		2.83
Measurement Input, Risk Free Interest Rate [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		4.07	2.84
Measurement Input, Expected Dividend Payment [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		0.0		0.0
Measurement Input, Expected Dividend Payment [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input		0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Stock price	$ 8.77	$ 18.40
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Stock price	$ 8.77	$ 18.40
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Expiration term (in years)	4 years 1 month 17 days	4 years 10 months 17 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Expiration term (in years)	3 years 2 months 1 day	3 years 11 months 1 day
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	80.0	70.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	80	75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	4.63	3.96
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	4.73	4.07
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member] | Purchase Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member] | Inducement Warrants [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant outstanding, measurement input	0.0	0.0